Cost Optimization Programs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Jun. 28, 2012 Cost Optimization and Resource Efficiency Program [Member] Employees	Mar. 02, 2013 Cost Optimization and Resource Efficiency Program [Member]	Jun. 30, 2011 Cost Optimization Program [Member] Employees	Mar. 03, 2012 Cost Optimization Program [Member]
Restructuring Cost and Reserve [Line Items]
Number of global workforce reducing			5,000		2,000
Percentage of global workforce reducing employees			30.00%		10.00%
Total pre-tax charges				$ 220		$ 125
Assets classified as held for sale	14
Sale of shares wholly-owned subsidiary	100.00%
Loss on disposal recognized	3
Assets held for sale property, plant and equipment	41	51
Assets held for sale include primarily current assets	15	32
Accrued liabilities related to assets held for sale	$ 13	$ 19